Segment Information	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Year ended March 31,
	2016			2017			2018
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$20,181	$(356)	$(1,378)	$23,594	$(350)	$2,520	$28,609	$(394)	$5,405
Electronic products	24,847	(104)	(2,105)	21,331	(53)	742	32,512	(60)	2,047

Segment total	$45,028	$(460)	$(3,483)	$44,925	$(403)	$3,262	$61,121	$(454)	$7,452

Reconciliation to consolidated totals:
Sales eliminations	(460)	460	—	(403)	403	—	(454)	454	—
Corporate expenses	—	—	$(1,293)	—	—	$(1,677)	—	—	$(1,255)
Consolidated totals:
Net sales	$44,568	$—		$44,522	$—		$60,667	$—
(Loss) income before income taxes			$(4,776)			$1,585			$6,197

	Year ended March 31,
	2016		2017		2018
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$364	$—	$306	$—	$257	$—
Electronic products	8	—	8	—	10	—
Consolidated total	$372	$—	$314	$—	$267	$—

	Year ended March 31,
	2016			2017			2018
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$67,528	$424	$1,969	$67,912	$2,050	$1,750	$72,691	$1,644	$1,802
Electronic products	20,043	167	404	23,075	102	385	27,708	63	336

Consolidated Totals	$87,571	$591	$2,373	$90,987	$2,152	$2,135	$100,399	$1,707	$2,138

The Company’s sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2016	2017	2018
Net sales
United States of America	$8,116	$8,883	$10,630
PRC	18,785	20,637	30,077
United Kingdom	1,007	1,515	2,878
Hong Kong	7,672	5,801	4,610
Europe	6,403	4,750	8,304
Others	2,585	2,936	4,168
Total net sales	$44,568	$44,552	$60,667

The location of the Company’s identifiable assets is as follows:

	March 31,
	2017	2018
Hong Kong and Macao	$34,821	$39,024
PRC	56,166	61,375
Total identifiable assets	90,987	100,399
Goodwill	—	—
Total assets	$90,987	$100,399